Related Parties - Summary of Compensation and Benefits of Key Management Personnel (Detail) - Managers members, members of the audit committee and the board of directors [member] - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	R$ (1,092)	R$ (960)	R$ (899)
Fees [Member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(499)	(481)	(426)
Employee profit sharing plan [member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(363)	(258)	(244)
Post employment benefits [member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(6)	(9)	(9)
Share-based payment plan [Member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	R$ (224)	R$ (212)	R$ (220)